Related Party Disclosures	12 Months Ended
Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 2 - RELATED PARTY TRANSACTIONS

For the year ended December 31, 2011 the Company borrowed $20,150 from two of its stockholders, of which it has paid interest of $0.

Cash

The Company maintains cash balances at various financial institutions.  Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.  The Company’s accounts at these institutions may, at times, exceed the federal insured limits.  The Company has not experienced any losses in such accounts.

Accounts Receivable

Accounts receivable consists of amounts due from customers.  The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts.  When needed an allowance for doubtful accounts is established and determined based on management’s assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment.

Property and equipment and depreciation policy

Property and equipment are recorded at cost.  Depreciation and amortization are provided for in amounts sufficient to amortize the costs of the related assets over their estimated useful lives on the straight-line method for financial reporting purposes, whereas accelerated methods are used for income tax purposes.

Maintenance, repairs and minor renewals are charged to expense when incurred.  Replacements and major renewals are capitalized.

Revenue recognition

Revenue is recognized on a monthly basis as realized and earned, on an accrual basis. Revenue recognized to date is composed primarily of consulting fees earned.

Deferred income taxes

Income taxes are provided for using the liability method of accounting in accordance with the Income Taxes Topic of the FASB ASC. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized and when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The computation of limitations relating to the amount of such tax assets, and the determination of appropriate valuation allowances relating to the realizing of such assets, are inherently complex and require the exercise of judgment. As additional information becomes available, the Company continually assess the carrying value of their net deferred tax assets.

The provision for income taxes differs from the amounts which would be provided by applying the statutory Federal income tax rate to net loss before provision for income taxes for the following reasons:

December 31, 2011
Income tax expense at statutory rate	7,800
Valuation allowance	(7,800)
Income tax expense per books	$ -

Net deferred tax assets consist of the following components:

December 31, 2011
NOL carryover	$ 41,000
Valuation allowance	(41,000)
Income tax expense per books	$ -

The Company has a net operating loss carryover of $121,000 as of December 31, 2011 which expires from 2025 through 2031.  Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax purposes are subject to annual limitations.  Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.

Research and development costs

Research and development costs are charged to the statement of operations as incurred.

NOTE 3 - STOCKHOLDER LOANS PAYABLE

Stockholder loans payable consists of two promissory notes with two of its stockholders in which the Company may borrow up to $30,000 and $20,000, respectively.  These borrowings bear interest at 8% per annum and both are due on December 31, 2014 of which the Company has accrued interest of $3,847 and $1,377, respectively.